Warrants - Series C Warrants - Additional Information (Detail) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 30, 2015	Aug. 25, 2015	Sep. 16, 2016	Jun. 30, 2015	Feb. 28, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable								13,219,597	5,447,940
Proceeds from exercise of warrants						$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Shares, new Issues					2,724,000
Cashless exercise of Warrants								508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision								1
Warrants outstanding						68,911,099			5,447,940
Payments for Repurchase of Warrants						$ 314,879	$ 0
Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Number of preferred units separated		2,676,000
Shares, new Issues								14,750
Conversion of Stock, Shares Converted			168,000			13,967		2,650,403
Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues								0	0
Share issued upon exercise of option								0
Common Stock | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Warrants Issued								50,400,000
Conversion of Stock, Shares Converted						13,967		2,650,403
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					1			5,229,973
Number of preferred units separated		2,676,000		48,000
Warrants exercised				384,000
Proceeds from exercise of warrants				$ 979,200
Shares, new Issues						1		118,000
Warrants Issued		21,408,000		21,408,000
Cashless exercise of Warrants						5,091,815		15,630,027
Issuance of common stock upon exercise of warrants under cashless exercise provision								12
Warrants outstanding						47,528		5,229,973
Payable on exercise of warrants under cashless exercise provision								$ 11,700,000
Class Of Warrant Or Right Cashless Exercise Of Warrants						5,091,815
Payments for Repurchase of Warrants						$ 314,879
Conversion of Stock, Shares Converted						138,158		50,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.55			$ 2.55
Warrant Expiration Period					5 years
Series C Warrant | Underwriter Purchase Options
Class Of Warrant Or Right [Line Items]
Options exercised								14,750
Proceeds from Options Exercised								$ 162,250
Share issued upon exercise of option								1
Warrant or Right, Issued in Period								118,000
Series C Warrant | Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues		2,676,000		2,676,000
Series C Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Shares, new Issues				1
Cashless exercise of Warrants	15,128,027
Issuance of common stock upon exercise of warrants under cashless exercise provision								12
Share issued upon exercise of option						64